Income Taxes - Additional Information (Detail) ₪ in Millions, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 23, 2024 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2025 USD ($) Employee	Dec. 31, 2025 ILS (₪) Employee	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020
Income Tax [Line Items]
Balance of accrued potential penalties and interest in unrecognized tax benefits			$ 69		$ 14		$ 69	$ 224
Unrecognized Tax Benefits Income Tax Penalties And Interest Expense					55		$ 155	$ 12
Statutory tax rate in Israel							23.00%	23.00%	23.00%
Annual revenue					17,258		$ 16,544	$ 15,846
Expected impairment of income tax benefit		$ 117
Proceeds from Income Tax Refunds					$ 558		$ 471	$ 298
With Effect From January 2025 [Member] | Organization For Economic Cooperation And Development [Member] | Pillar Two Rules [Member]
Income Tax [Line Items]
Global minimum tax rate percentage					15.00%	15.00%
Israel Tax Authority [Member]
Income Tax [Line Items]
Statutory tax rate in Israel					23.00%	23.00%
Proceeds from Income Tax Refunds					$ 155
Israel Tax Authority [Member] | 2008 Through 2020 Tax Payable [Member]
Income Tax [Line Items]
Maximum tax payment limit	$ 500
Number of years spread to pay tax payable	6 years
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount, Total	$ 750
Preferred Technological Enterprises [Member]
Income Tax [Line Items]
Venture capital investment					$ 2
Average growth rate in sales or workforce					25.00%	25.00%
Average growth preceding period in sales or workforce					3 years	3 years
Preferred Technological Enterprises [Member] | Research and Development Arrangement [Member]
Income Tax [Line Items]
Minimum percentage of investment income					7.00%	7.00%
Minimum investment income					$ 22	₪ 75
Minimum percentage of workforce					20.00%	20.00%
Minimum number of employees employed | Employee					200	200
Preferred Technological Enterprises [Member] | Israel Tax Authority [Member]
Income Tax [Line Items]
Statutory tax rate in Israel					12.00%	12.00%
Preferred Technological Enterprises [Member] | Israel Tax Authority [Member] | Development Zonea [Member]
Income Tax [Line Items]
Statutory tax rate in Israel					7.50%	7.50%
Special Preferred Technological Enterprise [Member]
Income Tax [Line Items]
Annual revenue			$ 2,900	₪ 10,000
Special Preferred Technological Enterprise [Member] | Israel Tax Authority [Member]
Income Tax [Line Items]
Statutory tax rate in Israel					6.00%	6.00%
Withholding tax percentage on dividends					4.00%	4.00%
Minimum [Member] | Israel Tax Authority [Member] | 2008 Through 2020 Tax Payable [Member]
Income Tax [Line Items]
Effective income tax rate reconciliation, tax settlement, other, percent	5.00%
Maximum [Member] | Israel Tax Authority [Member] | 2008 Through 2020 Tax Payable [Member]
Income Tax [Line Items]
Effective income tax rate reconciliation, tax settlement, other, percent	7.00%